PERSONNEL, MATERIAL AND SERVICES	12 Months Ended
Dec. 31, 2018
PERSONNEL, MATERIAL AND SERVICES
PERSONNEL, MATERIAL AND SERVICES

NOTE 36 - PERSONNEL, MATERIAL AND SERVICES

		12/31/2017	12/31/2016
	12/31/2018	(Reclassified)	(Reclassified)
Personnel	5,385,351	6,578,057	5,198,993
Material	261,768	263,553	268,751
Services	2,157,242	2,067,599	2,347,027
	7,804,361	8,909,209	7,814,771

The Company and some of its subsidiaries (CGTEE, CHESF, Eletronuclear, Eletronorte, Eletropar, Eletrosul and Furnas) implemented the Consensual Dismissal Plan (PDC), according to the initiative set forth in the Business and Management Master Plan for the years from 2018 to 2022.

The voluntary commitments to the PDC were divided into two periods, the first from March 26, 2018 to April 27, 2018, and the second from October 15 to October 26, 2018. The expense related to the PDC at December 31, 2018 is R$ 370,139 (R$ 800,420 on December 31, 2017). On January 21, 2019, the PDC for the year 2019 was reopened, as per note 47.1.